UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09116

Embarcadero Funds, Inc.

(Exact name of registrant as specified in charter)

Three Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Jay Jacobs

Three Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 835-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports withthe Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

All-Cap Growth Fund

Small-Cap Growth Fund

Absolute Return Fund

Market Neutral Fund

 Alternative Strategies Fund

ANNUAL REPORT

December 31, 2009

      The year 2009 continued to be full of historic challenges.  For example, the first quarter experienced a capitulation in the worst stock market of our lifetime.  We then observed a dramatic stock and bond market rally from April until December as fear and uncertainty of a global economic meltdown began to subside.  Although we are pleased that the markets rebounded from their lows, the fact is that most mutual fund investors have suffered severe losses from 2000 to 2009.  In addition, we perceive an increasing discomfort on the part of most investors to market volatility and the correlation of returns between traditional asset classes such as stocks, bonds, and real estate.

     As we discussed in our 2008 Annual Report, the Embarcadero Funds and the Advisor are focused on shareholder wealth, recovery, and retention.  As we move forward, please note that we no longer provided shareholders access to relative return products such as small cap and all cap growth investment portfolios.  The reason is simple:  the Funds and Advisor believe we can add more value to shareholders by delivering access to alternative investment managers and strategies that focus on absolute (verses relative) returns.

     We expect relative return mutual funds to remain an important part of most investor portfolios.  We also realize our clients have a number of quality active and passive investment options.  That being said, our team believes there’s increasing long-term demand for absolute return funds.  By that, we mean access to alternative investment managers and strategies which emphasize absolute returns in all market environments, and to do so in a client-friendly mutual fund structure.

     We empathize with our shareholders for how long this transition has taken.  The fact is that changing from a “traditional” relative return product family to one which focuses on delivering high quality absolute return funds is a complicated process.  For example, as a mutual fund company, it is critical that we provide shareholders with transparency, liquidity, compliance, and reporting consistent with best practices for a mutual fund company.  However, most absolute return managers, strategies, and service providers are unaccustomed to daily net asset values and other regulatory requirements.  Bottom line:  We will only present our new absolute return product family once our infrastructure is in place to meet the expectations and requirements of a quality mutual fund company.

     During 2009, the Small-Cap Growth Fund rose 12.57% versus a return of 33.52% for the Russell 2000 Growth Index.  The All-Cap Growth Fund rose 12.34% versus a rise of 34.68% for the Russell 3000 Growth Index. Since the end of the year, both of these Funds have new names and changed to absolute return strategies, and the sub advisor for both of these funds has been replaced due to poor stock selection and change in investment strategy.  The Alternative Strategies Fund rose 4.92%, the Absolute Return Fund rose 9.59% and the Market Neutral Fund rose 1.82% versus a return of 1.95% for the Barclays Intermediate Gov. Bond Index.

During 2009, the Absolute Return Fund, Market Neutral Fund and (for much of the period) Alternative Strategies Fund were invested in a short-term money market account, pending implementation of new investment strategies. Please note that the Funds’ returns in 2009 were positively impacted by the receipt of proceeds from a Fair Fund established as a result of action against another party alleged to have engaged in past market timing activity of the Funds.

     We believe all of the Funds, soon with a consistent absolute return strategy for 2010, should see better performance with significantly lower expenses and a more diversified sub advisor strategy.

     On the cost front, the Board and Advisor continue to seek to reduce the Fund’s expenses and the Advisor has capped expenses of the Small-Cap Growth Fund, which is now the Absolute Return Fund and the All-Cap Growth Fund, which is now the Market Neutral Fund at 2.99% for 2010.  This cap is intended, in part, to allow us to present competitive funds to the marketplace in terms of product and cost.

     Our mission is to provide investors with absolute return strategy mutual funds.  This requires accessing quality managers, multiple investment strategies, and employing the systems and service providers necessary to deliver an attractive investment vehicle to our shareholders.  More detailed information can be found on our web site, prospectus, and SAI.

EMBARCADERO FUNDS PERFORMANCE

All-Cap Growth Fund - Inception Date 12/31/1995

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/09

Fund	One Year	Five Years	Ten Years
Embarcadero All-Cap Growth Fund	12.34%	(16.18)%	(18.89)%
Russell 3000 Growth Index	34.68%	0.14%	(4.58)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. THERE WERE NO FEE WAIVERS FOR THE PERIOD JANUARY 1, 2004 TO JUNE 30, 2006 AND SINCE OCTOBER 1, 2008. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.EMBARCADEROMUTUALFUNDS.COM. PLEASE NOTE THAT THE FUND’S INVESTMENT PROGRAM HAS CHANGED SINCE THE PERIODS SHOWN ABOVE.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/99. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers or expense caps in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers or expense caps, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

THE FUND’S RETURN IN 2009 WAS POSITIVELY IMPACTED BY THE RECEIPT OF PROCEEDS FROM A FAIR FUND ESTABLISHED AS A RESULT OF ACTION AGAINST ANOTHER PARTY ALLEGED TO HAVE ENGAGED IN PAST MARKET TIMING ACTIVITY OF THE FUND. WITHOUT THESE PROCEEDS, RETURNS WOULD HAVE BEEN REDUCED TO 7.35% FOR THE ONE-YEAR PERIOD ENDED DECEMBER 31, 2009.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. Since the Fund’s investment program will be different in future periods, the Fund’s benchmark will change in future reports to shareholders.

Indexes are unmanaged and investors cannot invest in them.

All-Cap Growth Fund: $1,230
Russell 3000 Growth Index: $6,252
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$-
12/31/99
12/31/00
12/31/01
12/31/02
12/31/03
12/31/04
12/31/05
12/31/06
12/31/07
12/31/08
12/31/09

Small-Cap Growth Fund - Inception Date 12/31/1995

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/09

Fund	One Year	Five Years	Ten Years
Embarcadero Small-Cap Growth Fund	12.57%	(17.34)%	(26.16)%
Russell 2000 Growth Index	33.52%	0.14%	(1.51)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. THERE WERE NO FEE WAIVERS FOR THE PERIOD SEPTEMBER 1, 2003 TO JUNE 30, 2006 AND SINCE OCTOBER 1, 2008. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT

WWW.EMBARCADEROMUTUALFUNDS.COM. PLEASE NOTE THAT THE FUND’S INVESTMENT PROGRAM HAS CHANGED SINCE THE PERIODS SHOWN ABOVE.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/99. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers or expense caps in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers or expense caps, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

THE FUND’S RETURN IN 2009 WAS POSITIVELY IMPACTED BY THE RECEIPT OF PROCEEDS FROM A FAIR FUND ESTABLISHED AS A RESULT OF ACTION AGAINST ANOTHER PARTY ALLEGED TO HAVE ENGAGED IN PAST MARKET TIMING ACTIVITY OF THE FUND. WITHOUT THESE PROCEEDS, RETURNS WOULD HAVE BEEN REDUCED TO 3.83% FOR THE ONE-YEAR PERIOD ENDED DECEMBER 31, 2009.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.  Since the Fund’s investment program will be different in future periods, the Fund’s benchmark will change in future reports to shareholders.

Indexes are unmanaged and investors cannot invest in them.

Small-Cap Growth Fund: $481
Russell 2000 Growth Index: $8,584
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$-
12/31/99
12/31/00
12/31/01
12/31/02
12/31/03
12/31/04
12/31/05
12/31/06
12/31/07
12/31/08
12/31/09

Absolute Return Fund - Inception Date 12/31/1996

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/09

Fund	One Year	Five Years	Ten Years
Embarcadero Absolute Return Fund	9.59%	1.02%	(22.32)%
Nasdaq Composite Index	45.06%	0.85%	(5.08)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS AND EXPENSE CAPS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS OR EXPENSE CAPS, TOTAL RETURN WOULD HAVE BEEN REDUCED. IN 2003, FEE WAIVERS WERE ELIMINATED AND THE FUND HAS NOT BEEN ACTIVELY MANAGED SINCE 2003.  EXPENSE CAPS WERE IMPLEMENTED DURING PART OF THIS PERIOD, BUT AS OF JANUARY 1, 2009, WERE REMOVED. NEW EXPENSE CAPS WERE IMPLEMENTED IN JUNE 2009. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL US AT 1-800-228-2121.  PLEASE NOTE THAT THE FUND’S NEW INVESTMENT PROGRAM HAS NOT BEEN IMPLEMENTED AND THE FUND WAS SOLEY INVESTED IN A SHORT TERM MONEY MARKET ACCOUNT AS OF 12/31/09.  ALSO, SHAREHOLDERS ARE CONSIDERING A PROPOSAL TO REORGANIZE THE FUND INTO ANOTHER SERIES OF THE EMBARCADERO FUNDS.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/99. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers or expense caps in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers or expense caps, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

THE FUND CHANGED ITS BASIS OF ACCOUNTING UNDER GENERALLY ACCEPTED ACCOUNTING PRINCIPLES FROM A GOING CONCERN BASIS TO A LIQUIDATION BASIS AS OF MARCH 1, 2003. EVEN THOUGH THE FUND HAS REOPENED TO INVESTORS AS OF APRIL 2008, THE FUND WAS SOLELY INVESTED IN A SHORT TERM MONEY MARKET ACCOUNT AS OF 12/31/2009.  THE

FUND’S RETURN IN 2009 WAS POSITIVELY IMPACTED BY THE RECEIPT OF PROCEEDS FROM A FAIR FUND ESTABLISHED AS A RESULT OF ACTION AGAINST ANOTHER PARTY ALLEGED TO HAVE ENGAGED IN PAST MARKET TIMING ACTIVITY OF THE FUND. WITHOUT THESE PROCEEDS, RETURNS WOULD HAVE BEEN REDUCED TO            -18.38% FOR THE ONE-YEAR PERIOD ENDED DECEMBER 31, 2009.

The Nasdaq Composite Index is a broad based capitalization weighted index of all Nasdaq-listed companies.

Indexes are unmanaged and investors cannot invest in them.

$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$-
12/31/99
12/31/00
12/31/01
12/31/02
12/31/03
12/31/04
12/31/05
12/31/06
12/31/07
12/31/08
12/31/09
Absolute Return Fund: $783
Nasdaq Composite Index: $5,932

Market Neutral Fund - Inception Date 12/31/1997

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/09

Fund	One Year	Five Years	Ten Years
Embarcadero Market Neutral Fund	1.82%	(1.59)%	(22.49)%
S&P 500 Index	25.93%	0.21%	(0.95)%
Morgan Stanley Technology 35 Index	70.72%	1.67%	(4.08)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS AND EXPENSE CAPS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS OR EXPENSE CAPS, TOTAL RETURN WOULD HAVE BEEN REDUCED. IN 2003, FEE WAIVERS WERE ELIMINATED AND THE FUND HAS NOT BEEN ACTIVELY MANAGED SINCE 2003. EXPENSE CAPS WERE IMPLEMENTED DURING PART OF THIS PERIOD, BUT AS OF JANUARY 1, 2009, WERE REMOVED. NEW EXPENSE CAPS WERE IMPLEMENTED IN JUNE 2009. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL US AT 1-800-228-2121. PLEASE NOTE THAT THE FUND’S NEW INVESTMENT PROGRAM HAS NOT BEEN IMPLEMENTED AND THE FUND WAS SOLEY INVESTED IN A SHORT TERM MONEY MARKET ACCOUNT AS OF 12/31/09.  ALSO, SHAREHOLDERS ARE CONSIDERING A PROPOSAL TO REORGANIZE THE FUND INTO ANOTHER SERIES OF THE EMBARCADERO FUNDS.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/99. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

THE FUND CHANGED ITS BASIS OF ACCOUNTING UNDER GENERALLY ACCEPTED ACCOUNTING PRINCIPLES FROM A GOING CONCERN BASIS TO A LIQUIDATION BASIS AS OF MARCH 1, 2003. EVEN THOUGH THE FUND HAS REOPENED TO INVESTORS AS OF APRIL 2008, THE FUND WAS SOLELY INVESTED IN A SHORT TERM MONEY MARKET ACCOUNT AS OF 12/31/2009. THE

FUND’S RETURN IN 2009 WAS POSITIVELY IMPACTED BY THE RECEIPT OF PROCEEDS FROM A FAIR FUND ESTABLISHED AS A RESULT OF ACTION AGAINST ANOTHER PARTY ALLEGED TO HAVE ENGAGED IN PAST MARKET TIMING ACTIVITY OF THE FUND. WITHOUT THESE PROCEEDS, RETURNS WOULD HAVE BEEN REDUCED TO                  -12.59% FOR THE ONE-YEAR PERIOD ENDED DECEMBER 31, 2009.

The Morgan Stanley High-Technology 35 Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors: computer services, design software, server software, PC software and new media, networking and telecommunications equipment, server hardware, PC hardware and peripherals, specialized systems and semiconductors.

The S&P 500 Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalization and represents approximately 75% of the U.S. equities market.

Indexes are unmanaged and investors cannot invest in them.

$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$-
12/31/99
12/31/00
12/31/01
12/31/02
12/31/03
12/31/04
12/31/05
12/31/06
12/31/07
12/31/08
12/31/09
Market Neutral Fund: $763
S&P 500 Index: $9,086
Morgan Stanley Technology 35 Index: $6,593

Alternative Strategies Fund - Inception Date 12/31/1995

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/09

Fund	One Year	Five Years	Ten Years
Embarcadero Alternative Strategies Fund	4.92%	(4.62)%	(21.15)%
S&P 500 Index	25.93%	0.21%	(0.95)%
Barclays Intermediate Government/Credit Bond Fund Index	1.95%	1.98%	5.59%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS AND EXPENSE CAPS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS OR EXPENSE CAPS, TOTAL RETURN WOULD HAVE BEEN REDUCED. IN 2003, FEE WAIVERS WERE ELIMINATED AND THE FUND WAS NOT ACTIVELY MANAGED FROM 2003 TO 2009.  EXPENSE CAPS WERE IMPLEMENTED DURING PART OF THIS PERIOD BUT, AS OF JANUARY 1, 2009, WERE REMOVED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL US AT 1-800-228-2121.  PLEASE NOTE THAT SHAREHOLDERS ARE CURRENTLY CONSIDERING A PROPOSAL TO REORGANIZE THE FUND INTO ANOTHER SERIES OF THE EMBARCADERO FUNDS.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/99. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers or expense caps in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers or expense caps, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

THE FUND’S RETURN IN 2009 WAS POSITIVELY IMPACTED BY THE RECEIPT OF PROCEEDS FROM A FAIR FUND ESTABLISHED AS A RESULT OF ACTION AGAINST ANOTHER PARTY ALLEGED TO HAVE ENGAGED IN PAST MARKET TIMING ACTIVITY OF THE FUND. WITHOUT THESE PROCEEDS, RETURNS WOULD HAVE BEEN REDUCED TO -13.26% FOR THE ONE-YEAR PERIOD ENDED DECEMBER 31, 2009.

The S&P 500 is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States. The stocks included in the S&P 500 are those of large publicly held companies that trade on either of the two largest American stock markets, the New York Stock Exchange and NASDAQ.

The Barclays Intermediate Government/Credit Bond Fund Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market.

Indexes are unmanaged and investors cannot invest in them.

Alternative Strategies Fund - Inception Date 12/31/1995

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$-
12/31/99
12/31/00
12/31/01
12/31/02
12/31/03
12/31/04
12/31/05
12/31/06
12/31/07
12/31/08
12/31/09
Alternative Strategies Fund: $499
S&P 500 Index: $9,086
Barclays Intermediate Government/Credit Bond Fund Index: $17,229

Embarcadero Funds
Sector Weightings
December 31, 2009 (Unaudited)

As of December 31, 2009, the Embarcadero Funds' portfolios were invested in the following sectors:

All-Cap Growth Fund

Common Stocks
Consumer Discretionary	25.85%
Energy	2.58%
Financials	9.76%
Industrials	11.80%
Materials	20.33%
Technology	24.55%
Short-Term Investments	5.13%
Total	100.00%

Small-Cap Growth Fund

Common Stocks
Financials	6.40%
Consumer Discretionary	14.80%
Industrials	5.06%
Materials	31.86%
Technology	17.07%
Short-Term Investments	24.81%
Total	100.00%

Absolute Return Fund

Short-Term Investments	100.00%
Total	100.00%

Market Neutral Fund

Short-Term Investments	100.00%
Total	100.00%

Alernative Strategies Fund

Short-Term Investments	100.00%
Total	100.00%

Embarcadero Funds
Expense Illustration
December 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Embarcadero Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; or exchange fees. A redemption fee of 2.00% on shares redeemed within 90 days of purchase was implemented on January 1, 2009. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 through December 31, 2009.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table,  together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expenses

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	7/1/2009	12/31/2009	7/1/2009 to 12/31/2009	7/1/2009 to 12/31/2009
All-Cap Growth Fund	$1,000.00	$1,147.45	$46.98	8.68%
Small-Cap Growth Fund	$1,000.00	$1,131.87	$40.95	7.62%
Absolute Return Fund	$1,000.00	$1,000.00	$44.51	8.83%
Market Neutral Fund	$1,000.00	$993.30	$46.02	9.16%
Alternative Strategies Fund	$1,000.00	$940.07	$72.96	14.92%

* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Expenses (5% Annual Return before expenses)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	7/1/2009	12/31/2009	7/1/2009 to 12/31/2009	7/1/2009 to 12/31/2009
All-Cap Growth Fund	$1,000.00	$981.45	$43.35	8.68%
Small-Cap Growth Fund	$1,000.00	$986.79	$38.16	7.62%
Absolute Return Fund	$1,000.00	$980.69	$44.08	8.83%
Market Neutral Fund	$1,000.00	$979.03	$45.69	9.16%
Alternative Strategies Fund	$1,000.00	$949.99	$73.33	14.92%

* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Embarcadero All-Cap Growth Fund
	Schedule of Investments
	December 31, 2009

Shares		Value

COMMON STOCKS - 93.01%

Consumer Discretionary - 25.34%
637	Chipotle Mexican Grill Class A *	$ 56,158
1,150	Guess?, Inc.	48,645
4,837	Las Vegas Sands Corp. *	72,265
864	MedcoHealth Solutions, Inc. *	55,218
2,088	MGM Mirage *	19,042
2,173	Penske Auto Group, Inc. *	32,986
6,018	Pinnacle Entertainment, Inc. *	54,042
5,607	Starbucks Corp. *	129,297
1,902	Target Corp.	92,000
477	Union Pacific Corp.	30,480
1,250	Tiffany & Co.	53,750
1,755	Time Warner, Inc.	51,141
		695,024
Energy - 2.53%
920	Walter Energy, Inc.	69,285

Financials - 9.57%
1,027	American Express Company	41,614
609	Express Scripts, Inc. *	52,630
5,600	Fortress Investment Group, LLC. *	24,920
241	Goldman Sachs Group, Inc.	40,690
1,513	Morgan Stanley	44,785
660	Visa, Inc.	57,724
		262,363
Industrial Goods - 11.57%
766	Fluor Corp.	34,501
4,181	McDermott International, Inc. *	100,386
4,845	Meritage Homes Corp. *	93,654
4,714	Toll Brothers, Inc. *	88,670
		317,211
Materials - 19.93%
2,616	AK Steel Holding Corp.	55,852
1,317	Cliffs Natural Resources, Inc.	60,701
1,757	Contango Oil & Gas *	82,596
658	Freeport-McMoran Copper & Gold, Inc. *	52,831
16,323	International Coal Group, Inc. *	63,007
878	Kinder Morgan Energy Partners LP	53,540
1,052	Mosaic Co.	62,836
1,063	Newmont Mining Corp.	50,291
598	Potash Corp. of Saskatchewan, Inc.	64,883
		546,537
Technology - 24.07%
376	Apple, Inc. *	79,235
1,400	Broadcom Corp. *	44,058
2,765	Corning, Inc.	53,392
9,527	Flextronics International, Ltd. *	69,642
5,727	Fairchild Semiconductor International *	57,213
71	Google, Inc. *	44,019
607	International Business Machines Corp.	79,456
6,064	Micron Technology, Inc. *	64,036
2,701	SanDisk Corp. *	78,302
4,252	Skyworks Solutions, Inc. *	60,336
698	Sybase, Inc. *	30,293
		659,982

TOTAL FOR COMMON STOCKS (Cost $2,096,794) - 93.01%		$ 2,550,402

SHORT TERM INVESTMENTS - 5.02%
137,814	UMB Money Market Fiduciary 0.03% ** (Cost $137,814)	137,814

TOTAL FOR SHORT TERM INVESTMENTS (Cost $137,814) - 5.02%		$ 137,814

TOTAL INVESTMENTS (Cost $2,234,608) - 98.03%		$ 2,688,216

OTHER ASSETS LESS LIABILITIES - 1.97%		53,996

NET ASSETS - 100.00%		$ 2,742,212

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
The accompanying notes are an integral part of these financial statements.

	Embarcadero Small-Cap Growth Fund
	Schedule of Investments
	December 31, 2009

Shares		Value

COMMON STOCKS - 73.53%

Consumer Discretionary - 14.47%
25,311	Domino's Pizza *	$ 212,106
26,599	O'Charleys, Inc. *	174,223
5,425	Oxford Industries, Inc. *	112,189
5,220	Papa John's International, Inc. *	121,939
15,910	Penske Auto Group, Inc. *	241,514
34,554	Pinnacle Entertainment, Inc. *	310,295
6,228	Vail Resorts, Inc. *	235,418
		1,407,684
Financials - 6.26%
2,938	Greenhill & Co., Inc. *	235,745
13,492	U.S. Global Investors, Inc.	166,087
3,495	Stifel Financial Corporation *	207,044
		608,876
Industrial Goods - 4.95%
18,644	KB Home	255,050
11,706	Meritage Homes Corp. *	226,277
		481,327
Materials - 31.16%
19,954	Bringham Exploration Company *	270,377
25,556	Gerdau Ameristeel Corp. *	210,837
26,464	Horsehead Holding Corp. *	337,415
72,295	International Coal Group, Inc. *	279,059
11,729	Intrepid Potash, Inc. *	342,135
50,507	Kodiak Oil & Gas Corp. *	112,126
20,836	Olympic Steel, Inc. *	678,837
26,942	Pioneer Drilling Company *	212,842
21,393	Stillwater Mining Co. *	202,806
2,644	Terra Nitrogen Company LP	275,188
18,306	US Energy Corp. *	108,555
		3,030,177
Technology - 16.69%
18,102	Skyworks Solutions, Inc. *	256,867
4,037	SXC Health Solutions, Corp. *	217,796
36,881	Sanmina-SCI Corp. *	406,797
10,622	Tekelec *	162,304
20,243	Teradyne, Inc. *	217,207
40,640	TriQuint Semiconductor, Inc. *	243,840
10,712	Zoran Corporation *	118,368
		1,623,179

TOTAL FOR COMMON STOCKS (Cost $6,052,903) - 73.53%		$ 7,151,243

SHORT TERM INVESTMENTS - 24.27%
2,360,025	UMB Money Market Fiduciary 0.03% ** (Cost $2,360,025)	$ 2,360,025

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,360,025) - 24.27%		$ 2,360,025

TOTAL INVESTMENTS (Cost $8,412,928) - 97.80%		$ 9,511,268

OTHER ASSETS LESS LIABILITIES - 2.20%		214,360

NET ASSETS - 100.00%		$ 9,725,628

* Non-income producing securities during the period.
ADR American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
The accompanying notes are an integral part of these financial statements.

Embarcadero Absolute Return Fund
Schedule of Investments
December 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 96.40%
1,261,791	UMB Money Market Fiduciary 0.03% * (Cost $1,261,791)	$ 1,261,791

	TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,261,791) - 96.40%	$ 1,261,791

	TOTAL INVESTMENTS (Cost $1,261,791) - 96.40%	$ 1,261,791

	OTHER ASSETS LESS LIABILITIES - 3.60%	47,113

	NET ASSETS - 100.00%	$ 1,308,904

* Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
The accompanying notes are an integral part of these financial statements.

Embarcadero Market Neutral Fund
Schedule of Investments
December 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 97.35%
1,069,398	UMB Money Market Fiduciary 0.03% * (Cost $1,069,398)	$ 1,069,398

	TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,069,398) - 97.35%	$ 1,069,398

	TOTAL INVESTMENTS (Cost $1,069,398) - 97.35%	$ 1,069,398

	OTHER ASSETS LESS LIABILITIES - 2.65%	29,100

	NET ASSETS - 100.00%	$ 1,098,498

* Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
The accompanying notes are an integral part of these financial statements.

Embarcadero Alternative Strategies Fund
Schedule of Investments
December 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 100.63%
615,857	UMB Money Market Fiduciary 0.03% * (Cost $615,857)	$ 615,857

	TOTAL FOR SHORT TERM INVESTMENTS (Cost $615,857) - 100.63%	$ 615,857

	TOTAL INVESTMENTS (Cost $615,857) - 100.63%	$ 615,857

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.63)%	(3,884)

	NET ASSETS - 100.00%	$ 611,973

* Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Assets and Liabilities
December 31, 2009

			Absolute	Market	Alternative
	All-Cap	Small-Cap	Return	Neutral	Strategies
Assets:
Investments in Securities, at Value
(Cost $2,234,608, $8,412,928, $1,261,791, $1,069,398,	$ 2,688,216	$ 9,511,268	$ 1,261,791	$ 1,069,398	$ 615,857
$615,857, respectively)
Receivables:
Fund Shares Sold	-	2	-	-	-
Dividends and Interest	440	33	32	28	16
Securities Sold	3,714	64,661	-	-	-
Due from Advisor	-	-	48,995	35,460	694
Prepaid Expenses	70,976	257,238	18,170	16,602	8,628
Total Assets	2,763,346	9,833,202	1,328,988	1,121,488	625,195
Liabilities:
Payables:
Fund Shares Redeemed	-	28,195	587	633	-
Due to Custodian Bank	215	754	110	93	50
Accrued Management Fees	2,704	10,485	-	-	-
Other Accrued Expenses	18,215	68,140	19,387	22,264	13,172
Total Liabilities	21,134	107,574	20,084	22,990	13,222
Net Assets	$ 2,742,212	$ 9,725,628	$ 1,308,904	$ 1,098,498	$ 611,973

Net Assets Consist of:
Paid In Capital	$ 55,703,505	$ 300,020,185	$ 232,107,887	$ 182,369,964	$ 70,661,339
Accumulated Realized Loss on Investments	(53,414,901)	(291,392,897)	(230,798,983)	(181,271,466)	(70,049,366)
Unrealized Appreciation in Value of Investments	453,608	1,098,340	-	-	-
Net Assets	$ 2,742,212	$ 9,725,628	$ 1,308,904	$ 1,098,498	$ 611,973
Capital Stock, $0.0001 Par Value
Authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Issued and Outstanding	640,493	4,731,824	439,756	246,882	243,749

Net Asset Value and Offering Price Per Share	$ 4.28	$ 2.06	$ 2.98	$ 4.45	$ 2.51

Short-term Redemption Price Per Share ($4.28 x 0.98), ($2.06 x
0.98), ($2.98 x 0.98), ($4.45 x 0.98) and ($2.51 x 0.98) *	$ 4.19	$ 2.02	$ 2.92	$ 4.36	$ 2.46

* The Funds will deduct a 2% redemption fee for redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statement of Operations
December 31, 2009

			Absolute	Market	Alternative
	All-Cap	Small-Cap	Return	Neutral	Strategies
Investment Income:
Dividends	$ 22,385	$ 48,743	$ -	$ -	$ -
Interest	495	1,463	6,762	5,677	1,564
Total Investment Income	22,880	50,206	6,762	5,677	1,564

Expenses:
Advisory Fees (Note 4)	30,404	114,870	17,801	12,520	3,333
Administrative & Accounting Fees	36,441	50,034	27,523	31,568	20,912
Distribution Fees	6,610	22,974	6,370	5,140	1,666
Insurance Fees	49,392	175,308	18,646	16,292	7,734
Transfer Agent Fees	11,269	47,810	28,095	10,058	23,468
Registration Fees	20,178	35,550	328	-	130
Miscellaneous Fees	6,648	10,437	17,589	17,980	3,557
Legal Fees	31,867	130,766	40,601	39,296	15,975
Printing and Mailing Fees	8,194	28,716	14,866	11,155	2,198
Trustee Fees	7,549	26,708	4,237	2,976	1,680
Custody Fees	5,264	7,718	3,469	3,357	3,255
Audit Fees	8,963	37,262	5,842	7,758	4,630
Chief Compliance Officer Fees	4,567	4,698	4,683	4,684	4,677
Servicing Account Fees	1,985	6,998	8,759	2,820	7,287
Total Expenses	229,331	699,849	198,809	165,604	100,502
Fees Waived and Reimbursed by the Advisor (Note 4)	-	-	(58,101)	(42,220)	(1,048)
Net Expenses	229,331	699,849	140,708	123,384	99,454

Net Investment Loss	(206,451)	(649,643)	(133,946)	(117,707)	(97,890)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(220,638)	(895,542)	358,854	179,709	69,068
Net Change in Unrealized Appreciation on Investments	735,412	2,622,576	-	-	-
Net Realized and Unrealized Gain (Loss) on Investments	514,774	1,727,034	358,854	179,709	69,068

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 308,323	$ 1,077,391	$ 224,908	$ 62,002	$ (28,822)

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Changes in Net Assets

	All-Cap Growth Fund		Small-Cap Growth Fund

	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	12/31/2009	12/31/2008	12/31/2009	12/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (206,451)	$ (487,187)	$ (649,643)	$ (1,164,763)
Net Realized Gain (Loss) on Investments	(220,638)	(3,560,440)	(895,542)	(7,078,233)
Net Change in Unrealized Appreciation/Depreciation on Investments	735,412	(1,272,891)	2,622,576	(4,430,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	308,323	(5,320,518)	1,077,391	(12,673,038)

Capital Share Transactions:
Proceeds from Sale of Shares	260,616	4,647,214	261,140	7,631,016
Proceeds from Early Redemption Fees	-	-	114	-
Cost of Shares Redeemed	(590,954)	(4,320,765)	(1,629,212)	(7,153,131)
Net Increase (Decrease) from Shareholder Activity	(330,338)	326,449	(1,367,958)	477,885

Net Assets:
Net Increase (Decrease) in Net Assets	(22,015)	(4,994,069)	(290,567)	(12,195,153)
Beginning of Period	2,764,227	7,758,296	10,016,195	22,211,348
End of Period	$ 2,742,212	$ 2,764,227	$ 9,725,628	$ 10,016,195

Undistributed Net Investment Income	-	$ 1,839	-	$ 8,394

Share Transactions:
Shares Sold	72,648	664,246	154,018	910,354
Shares Issued from Growth Opportunities Fund Reorganization	-	-	-	1,816,363
Shares Redeemed	(156,838)	(823,817)	(898,725)	(2,491,130)
Net Increase (Decrease) in Shares	(84,190)	(159,571)	(744,707)	235,587
Outstanding at Beginning of Period	724,683	884,254	5,476,531	5,240,944
Outstanding at End of Period	640,493	724,683	4,731,824	5,476,531

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Changes in Net Assets

	Absolute Return Fund		Market Neutral Fund

	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	12/31/2009	12/31/2008	12/31/2009	12/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (133,946)	$ (43,095)	$ (117,707)	$ (38,326)
Net Realized Gain on Investments	358,854	12,049	179,709	12,203
Net Change in Unrealized Appreciation/Depreciation on Investments	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	224,908	(31,046)	62,002	(26,123)

Capital Share Transactions:
Proceeds from Sale of Shares	745,110	300,986	615,109	212,900
Cost of Shares Redeemed	(1,071,712)	(546,160)	(783,849)	(479,085)
Net Increase (Decrease) from Shareholder Activity	(326,602)	(245,174)	(168,740)	(266,185)

Net Assets:
Net Increase (Decrease) in Net Assets	(101,694)	(276,220)	(106,738)	(292,308)
Beginning of Period	1,410,598	1,686,818	1,205,236	1,497,544
End of Period	$ 1,308,904	$ 1,410,598	$ 1,098,498	$ 1,205,236

Undistributed Net Investment Income	-	-	-	-

Share Transactions:
Shares Sold	281,875	109,377	144,981	48,059
Shares Redeemed	(360,863)	(198,362)	(173,771)	(108,281)
Net Increase (Decrease) in Shares	(78,988)	(88,985)	(28,790)	(60,222)
Outstanding at Beginning of Period	518,744	607,729	275,672	335,894
Outstanding at End of Period	439,756	518,744	246,882	275,672

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Changes in Net Assets

	Alternative Strategies Fund

	Year	Year
	Ended	Ended
	12/31/2009	12/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (97,890)	$ (20,753)
Net Realized Gain on Investments	69,068	8,868
Net Change in Unrealized Appreciation/Depreciation on Investments	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,822)	(11,885)

Capital Share Transactions:
Proceeds from Sale of Shares	86,147	127,737
Cost of Shares Redeemed	(97,220)	(265,540)
Net Increase (Decrease) from Shareholder Activity	(11,073)	(137,803)

Net Assets:
Net Increase (Decrease) in Net Assets	(39,895)	(149,688)
Beginning of Period	651,868	801,556
End of Period	$ 611,973	$ 651,868

Undistributed Net Investment Income	-	-

Share Transactions:
Shares Sold	34,223	47,663
Shares Redeemed	(36,976)	(98,950)
Net Increase (Decrease) in Shares	(2,753)	(51,287)
Outstanding at Beginning of Period	246,502	297,789
Outstanding at End of Period	243,749	246,502

The accompanying notes are an integral part of these financial statements.

Embarcadero All-Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	12/31/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 3.81		$ 8.77		$ 9.64	$ 9.07	$ 10.36

Income (Loss) From Investment Operations:
Net Investment Loss	(0.30)	*	(0.47)	*	(0.61)	(0.39)	(0.36)
Net Realized and Unrealized Gain (Loss) on Securities	0.77		(4.49)		(0.26)	0.96	(0.93)
Total from Investment Operations	0.47		(4.96)		(0.87)	0.57	(1.29)

Proceeds from Redemption Fees **	-		-		-	-	-

Net Asset Value, at End of Period	$ 4.28		$ 3.81		$ 8.77	$ 9.64	$ 9.07

Total Return ***	12.34%		(56.56)%		(9.03)%	6.29%	(12.37)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,742		$ 2,764		$ 7,758	$ 12,112	$ 15,784
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements on expenses paid indirectly
by brokers (1)	8.68%		7.92%		5.38%	3.81%	3.32%
Net of waivers and reimbursements of expense and before
expenses paid indirectly by brokers (1)	8.68%		8.68%		5.90%	4.95%	4.46%
Before waivers and reimbursements on expenses paid indirectly
by brokers	8.68%		9.37%		6.78%	5.31%	4.46%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements on expenses paid indirectly
by brokers (1)	(7.81)%		(7.60)%		(5.33)%	(3.30)%	(3.12)%
Before waivers and reimbursements on expenses paid indirectly
by brokers	(7.81)%		(9.04)%		(6.73)%	(4.81)%	(4.26)%
Portfolio Turnover	122%		683%		249%	817%	440%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(1) For the years ended December 31, 2009 and 2005, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

Embarcadero Small-Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	12/31/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 1.83		$ 4.24		$ 4.60	$ 4.15	$ 5.35

Income (Loss) From Investment Operations:
Net Investment Loss	(0.13)	*	(0.23)	*	(0.25)	(0.18)	(0.18)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.36		(2.18)		(0.11)	0.63	(1.02)
Total from Investment Operations	0.23		(2.41)		(0.36)	0.45	(1.20)

Proceeds from Redemption Fees **	-		-		-	-	-

Net Asset Value, at End of Period	$ 2.06		$ 1.83		$ 4.24	$ 4.60	$ 4.15

Total Return ***	12.57%		(56.84)%		(7.83)%	10.84%	(22.29)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,726		$ 10,016		$ 22,211	$ 35,450	$ 40,038
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements and expenses paid indirectly
by brokers (1)	7.62%		8.27%		4.76%	3.70%	3.53%
Net of waivers and reimbursements and expenses and before
expenses paid indirectly by brokers (1)	7.62%		8.89%		5.03%	4.44%	4.21%
Before waivers and reimbursements and expenses paid indirectly
by brokers	7.62%		9.80%		5.88%	4.81%	4.21%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements and expenses paid indirectly
by brokers (1)	(7.08)%		(7.86)%		(4.70)%	(3.46)%	(3.28)%
Before waivers and reimbursements and expenses paid indirectly
by brokers	(7.08)%		(9.39)%		(5.82)%	(4.57)%	(3.96)%
Portfolio Turnover	127%		560%		245%	778%	468%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(1) For the years ended December 31, 2009 and 2005, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

Embarcadero Absolute Return Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	12/31/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 2.72		$ 2.78		$ 2.72	$ 2.54	$ 2.89

Income (Loss) From Investment Operations:
Net Investment Loss	(0.25)	*	(0.08)	*	(0.24)	(0.18)	(0.20)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.51		0.02		0.30	0.36	(0.15)
Total from Investment Operations	0.26		(0.06)		0.06	0.18	(0.35)

Proceeds from Redemption Fees **	-		-		-	-	-

Net Asset Value, at End of Period	$ 2.98		$ 2.72		$ 2.78	$ 2.72	$ 2.54

Total Return ***	9.59%		(2.16)%		2.21%	7.09%	(12.11)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,309		$ 1,411		$ 1,687	$ 2,131	$ 2,757
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements (1)	8.83%		4.21%		12.47%	10.44%	8.70%
Before waivers and reimbursements	12.48%		12.28%		12.47%	10.44%	8.70%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements (1)	(8.41)%		(2.84)%		(8.09)%	(6.12)%	(6.33)%
Before waivers and reimbursements	(12.06)%		(10.90)%		(8.09)%	(6.12)%	(6.33)%
Portfolio Turnover	0%		0%		0%	0%	0%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(1) For the years ended December 31, 2007, 2006 and 2005, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

Embarcadero Market Neutral Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	12/31/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 4.37		$ 4.46		$ 4.64	$ 4.45	$ 4.93

Income (Loss) From Investment Operations:
Net Investment Loss	(0.39)	*	(0.13)	*	(0.45)	(0.34)	(0.36)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.47		0.04		0.27	0.53	(0.12)
Total from Investment Operations	0.08		(0.09)		(0.18)	0.19	(0.48)

Proceeds from Redemption Fees **	-		-		-	-	-

Net Asset Value, at End of Period	$ 4.45		$ 4.37		$ 4.46	$ 4.64	$ 4.45

Total Return ***	1.82%		(2.02)%		(3.88)%	4.27%	(9.74)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,098		$ 1,205		$ 1,498	$ 1,959	$ 2,585
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements (1)	9.16%		4.24%		13.28%	10.86%	9.03%
Before waivers and reimbursements	12.30%		13.11%		13.28%	10.86%	9.03%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements (1)	(8.74)%		(2.86)%		(8.89)%	(6.54)%	(6.64)%
Before waivers and reimbursements	(11.88)%		(11.73)%		(8.89)%	(6.54)%	(6.64)%
Portfolio Turnover	0%		0%		0%	0%	0%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(1) For the years ended December 31, 2007, 2006 and 2005, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

Embarcadero Alternative Strategies Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	12/31/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 2.64		$ 2.69		$ 2.97	$ 2.88	$ 3.19

Income (Loss) From Investment Operations:
Net Investment Loss	(0.38)	*	(0.08)	*	(0.40)	(0.31)	(0.23)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.25		0.03		0.12	0.40	(0.08)
Total from Investment Operations	(0.13)		(0.05)		(0.28)	0.09	(0.31)

Proceeds from Redemption Fees **	-		-		-	-	-

Net Asset Value, at End of Period	$ 2.51		$ 2.64		$ 2.69	$ 2.97	$ 2.88

Total Return ***	4.92%		(1.86)%		(9.43)%	3.13%	(9.43)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 612		$ 652		$ 802	$ 1,125	$ 1,838
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements (1)	14.92%		4.25%		17.02%	12.41%	8.76%
Before waivers and reimbursements	15.08%		17.18%		17.02%	12.41%	8.76%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements (1)	(14.69)%		(2.89)%		(12.59)%	(8.11)%	(6.34)%
Before waivers and reimbursements	(14.85)%		(15.82)%		(12.59)%	(8.11)%	(6.34)%
Portfolio Turnover	256%		0%		0%	0%	0%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(1) For the years ended December 31, 2007, 2006 and 2005, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

EMBARCADERO FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009

1. ORGANIZATION

Embarcadero Funds, Inc. (the "Company") (formerly known as the Van Wagoner Funds, Inc.) was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The All-Cap Growth Fund (formerly known as the Small-Cap Growth Fund), the Small-Cap Growth Fund (formerly known as the Emerging Growth Fund), the Alternative Strategies Fund (formerly known as the Mid-Cap Growth Fund), the Absolute Return Fund (formerly known as the Post-Venture Fund), and the Market Neutral Fund (formerly known as the Technology Fund) (“the Funds”) are separate diversified investment portfolios of Embarcadero Funds, Inc. The names of the Funds have again changed since December 31, 2009.  See Note 8 below.

As of December 31, 2009, the All-Cap Growth Fund invested primarily in common stocks. The subadviser used an unleveraged U.S. equity long-only strategy that utilizes a time-tested approach to building portfolios (typically 30-50 holdings). The Fund invested in companies of all sizes. The Fund’s investment program has changed since December 31, 2009.

As of December 31, 2009, the Small-Cap Growth Fund invested primarily in common stocks of growth companies that, at the time of purchase, have market capitalizations between the smallest and largest companies in the Russell 2000 Growth Index. The Fund may continue to hold securities of companies whose market capitalizations fall outside this range as a result of market action after a security's purchase. The Fund invested in securities of companies that have the potential for above average long-term growth. The Fund invested in companies of all sizes. The Fund’s investment program has changed since December 31, 2009.

The Absolute Return Fund has invested all of its assets in money market funds or instruments pending deployment under its new investment program. It will not be able to achieve its investment objective to the extent it invests in money market funds or instruments, since these securities earn interest but do not appreciate in value.  Shareholders of the Fund are considering the reorganization of their Fund into another series of the Company.

The Market Neutral Fund has invested all of its assets in money market funds or instruments pending deployment under its new investment program. It will not be able to achieve its investment objective to the extent it invests in money market funds or instruments, since these securities earn interest but do not appreciate in value. Shareholders of the Fund are considering the reorganization of their Fund into another series of the Company.

As of December 31, 2009, the Alternative Strategies Fund sought to preserve and grow capital by producing long-term capital appreciation with reduced volatility and low correlation to traditional equity, bond and money market fund markets. The Fund is a "fund of funds" and will invest in multiple mutual funds and strategies that have one or more of the following characteristics: strong absolute and relative performance, reasonable risk-adjusted returns and consistent management styles. Shareholders of the Fund are considering the reorganization of their Fund into another series of the Company.

The Securities and Exchange Commission issued an exemptive order under Section 6 (c) of the Investment Company Act of 1940 granting an exemption from Section 15(a) of the Act and Rule 18f-2 under that Act and certain disclosure requirements to the Funds on July 20, 2009.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). Such policies are consistently followed by the Funds in preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(A) INVESTMENT VALUATION - Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, Van Wagoner Capital Management, Inc. (“The Advisor”) (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

All-Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 137,814	$ -	$ -	$ 137,814
Consumer Discretionary	695,024	-	-	695,024
Energy	69,285	-	-	69,285
Financials	262,363	-	-	262,363
Industrial Goods	317,211	-	-	317,211
Materials	546,537	-	-	546,537
Technology	659,982	-	-	659,982
Total Equity	2,688,216	-	-	2,688,216

Small-Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 2,360,025	$ -	$ -	$ 2,360,025
Consumer Discretionary	1,407,684	-	-	1,407,684
Financials	608,876	-	-	608,876
Industrial Goods	481,327	-	-	481,327
Materials	3,030,177	-	-	3,030,177
Technology	1,623,179	-	-	1,623,179
Total Equity	9,511,268	-	-	9,511,268

Absolute Return Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 1,261,791	$ -	$ -	$ 1,261,791
Total Equity	1,261,791	-	-	1,261,791

Market Neutral Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 1,069,398	$ -	$ -	$ 1,069,398
Total Equity	1,069,398	-	-	1,069,398

Alternative Strategies Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 615,857	$ -	$ -	$ 615,857
Total Equity	615,857	-	-	615,857

(B) NEW ACCOUNTING PRONOUNCEMENT – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

(C) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

(D) OPTION CONTRACTS - The Funds may purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. When option contracts expire or are closed, realized gains or losses on the options contracts are recognized on the options contracts without regard to any unrealized gains or losses on the underlying securities.

The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

(E) DISTRIBUTIONS TO SHAREHOLDERS AND RECLASSIFICATION OF CAPITAL ACCOUNTS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

No distributions were made in the years ended December 31, 2009 and 2008 for all Funds. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP; these reclassifications primarily relate to net operating losses and expiration of net capital loss carryforwards.

As of 12/31/09, the following reclassifications were recorded:

Fund	Increase/(Decrease) Accumulated Net Income	(Increase)/Decrease Accumulated Net Realized Losses	Increase/(Decrease) Paid-In-Capital
All-Cap Growth	$ 204,613	$ 0	$ (204,613)
Small-Cap Growth	641,249	(237,221,614)	(237,862,863)
Absolute Return	133,946	(208,209,695)	(208,343,641)
Market Neutral	117,707	(188,209,638)	(188,327,345)
Alternative Strategies	97,890	(119,524,755)	(119,622,645)

(F)   FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006-2008, or expected to be taken in the Fund’s 2009 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(G)  OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. TAX COMPONENTS OF CAPITAL

The cost of securities on a federal tax cost basis at December 31, 2009, for the All-Cap Growth, Small-Cap Growth, Absolute Return, Market Neutral, and Alternative

Strategies Funds, was $2,366,100, $8,541,602, $1,261,791, $1,069,398, and $615,857 respectively.

At December 31, 2009, gross unrealized appreciation and depreciation on investments on a federal income tax basis were as follows:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation) on Investments
All-Cap Growth	$ 517,838	$ (195,722)	$ 322,116
Small-Cap Growth	1,284,494	(314,828)	969,666
Absolute Return	--	--	--
Market Neutral	--	--	--
Alternative Strategies	--	--	--

The book basis and tax basis of net unrealized appreciation/depreciation on investments differ primarily as a result of the tax deferral of losses on wash sales.

At December 31, 2009, the components of accumulated earnings/deficit on a tax basis were as follows:

Fund	Net Unrealized Appreciation on Investments	Accumulated Capital And Other Losses	Deferred Post-October Losses	Total Accumulated Earnings/Deficit
All-Cap Growth	$322,116	$ (53,062,771)	$(220,638)	$ (52,961,293)
Small-Cap Growth	$969,666	$(290,368,681)	$(895,542)	$(290,294,557)
Absolute Return	$ --	$(230,798,983)	$ --	$(230,798,983)
Market Neutral	$ --	$(181,271,466)	$ --	$(181,271,466)
Alternative Strategies	$ --	$ (70,049,366)	$ --	$ (70,049,366)

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2009 as follows:

Date of Expiration	All-Cap Growth Fund	Small-Cap Growth Fund	Absolute Return Fund	Market Neutral Fund	Alternative Strategies Fund
2010	24,086,621	174,822,268	167,738,630	132,184,745	56,452,576
2011	19,406,798	73,869,977	49,142,144	37,716,740	7,417,678
2012	5,158,565	23,584,187	9,057,950	7,074,062	3,856,091
2013	679,356	9,299,078	4,860,259	4,295,919	2,323,021
2014	-	-	-	-	-
2015	116,183	47,596	-	-	-
2016	3,170,109	7,179,694	-	-	-
2017	445,139	1,565,881	-	-	-
Total	$ 53,062,771	$290,368,681	$230,798,983	$181,271,466	$70,049,366

In 2009 the Absolute Return Fund utilized $358,854 of capital loss carryforwards, the Market Neutral Fund utilized $179,709 of capital loss carryforwards and the Alternative Strategies Fund utilized $69,068 of capital loss carryforwards.

In 2009, capital losses of $237,221,614, $208,209,695, $188,209,638, and $119,524,755 expired for the Small-Cap Growth Fund, Absolute Return Fund, Market Neutral Fund, and Alternative Strategies Fund respectively

4. INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

Van Wagoner Capital Management, Inc. (the “Advisor”) serves as investment advisor for the All-Cap Growth Fund, Small-Cap Growth Fund, Absolute Return Fund , Market Neutral Fund and Alternative Strategies Fund. For the All-Cap Growth Fund, Small-Cap Growth Fund, Absolute Return Fund and Market Neutal Fund the Advisor is responsible for overseeing these Funds' subadviser(s), recommending the selection of subadvisers to the Board of Directors, evaluating the performance of the subadviser(s), monitoring changes at the subadvisors’ organizations, overseeing the operational aspects of the Funds and coordinating with the subadviser(s) with respect to diversification and other compliance responsibilities. The subadvisers are responsible for implementing the Funds' strategies, selecting individual securities and selecting brokers and dealers to execute transactions for these Funds. The Advisor supervises and manages the Alternative Strategies Fund, overseeing administration and making day-to-day investment decisions for this Fund, subject to policies set by the Board of Directors. Under the terms of an Investment Advisory Agreement approved by shareholders in September 2008, the All-Cap Growth Fund pays the Advisor an annual management fee of 1.15% of average daily net assets and the Small-Cap Growth Fund pays the Advisor an annual management fee of 1.25% of average daily net assets. Out of these fees, the Advisor is responsible for paying the subadviser(s). Under the terms of an Investment Advisory Agreement approved by shareholders in June 2009, the Absolute Return Fund and Market Neutral Fund pay the Advisor an annual management fee of 2.00% and 1.75% of average daily net assets, respectively. In addition, the Absolute Return Fund and Market Neutral Fund are subject to an expense limitation of 4.99% since June 2009.  Under the terms of an Investment Advisory Agreement approved by shareholders in October 2008, the Alternative Strategies Fund pays the Advisor an annual management fee of 0.50% of average daily net assets. During the year ended December 31, 2009 the Advisor earned $30,404, $114,870, $17,801, $12,520 and $3,333 from the All-Cap Growth Fund, the Small-Cap Growth Fund, the Absolute Return Fund, the Market Neutral Fund and the Alternative Strategies Fund, respectively. As of December 31, 2009 the Advisor waived $58,101, $42,220, and $1,048 from the Absolute Return Fund, Market Neutral Fund and Alternative Strategies Fund, respectively. At December 31, 2009 the Absolute Return Fund, Market Neutral Fund and Alternative Strategies Fund had amounts due from Advisor of $48,995, $35,460 and $694, respectively.  These receivables were repaid in March 2010. The All-Cap Growth Fund and Small-Cap Growth Fund have approved new advisory agreements since December 31, 2009, See Note 8 below.

Mutual Shareholder Services, LLC, a Delaware Limited Liability Company (“MSS”) provides the Funds with accounting services pursuant to an accounting services agreement.  The services include the day-to-day fund accounting, maintenance of its records, preparation of reports, and assistance in the preparation and filing of the Company's various regulatory filings under federal and state laws.

5. SERVICE AND DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. Absolute Return Fund and Market Neutral Fund made payments of 0.15% from January through May 2009 and 0.25% from June to December 2009.

6. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 2009, were as follows:

Fund	Purchases	Sales
All-Cap Growth	$2,876,668	$3,071,464
Small-Cap Growth	10,501,382	14,108,729
Absolute Return	--	--
Market Neutral	--	--
Alternative Strategies	375,000	387,945

For the year ended December 31, 2009, All-Cap Growth Fund, Small-Cap Growth Fund, Absolute Return Fund, Market Neutral Fund and Alternative Strategies Fund received $124,133, $737,508, $358,854, $179,709 and $56,123 of litigation proceeds in connection with prior year’s investment transactions. These litigation proceeds had the affect of increasing the total return of each Fund.  In the case of Absolute Return Fund, Market Neutral Fund and Alternative Strategies Fund total return, the litigation proceeds had the affect of providing a positive return rather than a negative return had the litigation proceeds not been received.

7. CONTINGENCIES

INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the       counterparties to those contracts. The Company has not made any payments related to such arrangements for the year ended December 31, 2009. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

8. SUBSEQUENT EVENT

(A). All-Cap Growth Fund and Small-Cap Growth Fund

The Board of Directors and the shareholders of the All-Cap Growth Fund and Small-Cap Growth Fund have approved new advisory agreements with the Advisor.  Under the new advisory agreements, the Advisor will continue to serve as the Funds’ investment adviser, but the Funds will implement a “manager of managers” structure through new investment programs under the day-to-day management of new sub-advisers.  The Small-Cap Growth Fund’s investment program would change to follow an absolute return strategy, and the All-Cap Growth Fund’s investment program would change to follow a market neutral strategy.  These Funds’ names have also changed, and the Small-Cap Growth Fund is now known as the Absolute Return and the All-Cap Growth Fund is now known as the Market Neutral Fund.

Under the new advisory agreement with the Advisor, the Advisor’s has agreed to limit the expenses of the All-Cap Growth Fund and Small-Cap Growth Fund to 2.99% of each Fund’s average daily net assets, subject to certain exceptions.

In addition, the minimum amounts required for initial investment will increase to $10,000, and the minimum amounts required for additional investments will increase to $1,000.

(B).  Absolute Return Fund, Market Neutral Fund and Alternative Strategies Fund

For shareholders of the Absolute Return Fund, Market Neutral Fund and Alternative Strategies Fund, the Board has approved the reorganization of these Funds into other series of the Embarcadero Funds, Inc., as set forth in the table below.

Acquired Fund

Acquiring Fund

Absolute Return Fund

Small-Cap Growth Fund (to be renamed Absolute Return Fund)

Market Neutral Fund

All-Cap Growth Fund (to be renamed Market Neutral Fund)

Alternative Strategies Fund

All-Cap Growth Fund (to be renamed Market Neutral Fund)

These reorganizations, if approved, would coincide with the changes in the Small-Cap Growth Fund’s and All-Cap Growth Fund’s investment programs described above.  Until the reorganizations are approved, the Absolute Return Fund and Market Neutral Fund will continue to be invested primarily in high quality short-term money market funds or instruments.  If the reorganizations are approved, the Absolute Return Fund, Market Neutral Fund and Alternative Strategies Fund would be liquidated shortly after approval.  A Shareholder Meeting is currently scheduled for the end of March to consider these matters. Earlier meetings were adjourned in order to solicit more votes.

Also, on February 1, 2010, the name of the Absolute Return Fund changed to the Absolute Return Fund II and the name of the Market Neutral Fund changed to the Market Neutral Fund II.

(C.) Events Subsequent to the Fiscal Year End:  The Fund is required to recognize in the financial the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.

Management has evaluated fund related events and transactions that occurred subsequent to December 31, 2009, through March 10, 2010, the date of issuance of the Funds financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds financial statements.

9.  SHAREHOLDER VOTING RESULTS (Unaudited)

On June 5, 2009, the Company held a Special Meeting of Shareholders for the Post-Venture Fund (renamed as the Absolute Return Fund) and the Technology Fund (renamed as the Market Neutral Fund) for the following purposes:  (i) to approve a new investment advisory agreement for each Fund with Van Wagoner Capital Management, Inc.; (ii) to approve new investment subadvisory agreements for each Fund with several different subadvisers; (iii) to approve, subject to the provision of relief by the SEC, a “managers of managers” structure for the Funds; (iv) to approve a change in the classification of each Fund from “diversified” to “non-diversified”; and (v) to approve the elimination of the fundamental investment policy on industry concentration for each Fund.

Post-Venture Fund

Proposal 1:

To approve a new investment advisory agreement between the Fund and the Advisor .

For

Against

Abstain

361,578

7,223

8,108

95.93%

1.92%

2.15%

Proposal 2a:

To approve a new investment subadvisory agreement for the Fund with AlphaStream Capital Management, LLC

For

Against

Abstain

360,690

7,888

8,329

95.70%

2.09%

2.21%

Proposal 2b:

To approve a new investment subadvisory agreement for the Fund with Sage Capital Management, LLC

For

Against

Abstain

360,950

7,628

8,329

95.77%

2.02%

2.21%

Proposal 2c:

To approve a new investment subadvisory agreement for the Fund with Ten Asset Management

For

Against

Abstain

360,690

7,628

8,589

95.70%

2.02%

2.28%

Proposal 2d:

To approve a new investment subadvisory agreement for the Fund with TWIN Capital Management, Inc.

For

Against

Abstain

360,868

7,365

8,675

95.74%

1.95%

2.30%

Proposal 2e:

To approve a new investment subadvisory agreement for the Fund with Zacks Investment Management

For

Against

Abstain

360,794

7,439

8,675

95.72%

1.97%

2.30%

Proposal 2f:

To approve a new investment subadvisory agreement for the Fund with Nakoma Capital Management, LLC

For

Against

Abstain

360,313

7,699

8,896

95.60%

2.04%

2.36%

Proposal 2g:

To approve a new investment subadvisory agreement for the Fund with Nicholas Investment Partners, L.P.

For

Against

Abstain

360,647

7,365

8,896

95.69%

1.95%

2.36%

Proposal 2h:

To approve a new investment subadvisory agreement for the Fund with Simran Capital Management, LLC

For

Against

Abstain

360,869

7,450

8,589

95.74%

1.98%

2.28%

Proposal 2i:

To approve a new investment subadvisory agreement for the Fund with Sunnymeath Asset Management, Inc.

For

Against

Abstain

360,534

7,699

8,675

95.66%

2.04%

2.30%

Proposal 2j:

To approve a new investment subadvisory agreement for the Fund with SSI Investment Management, Inc.

For

Against

Abstain

360,608

7,625

8,675

95.68%

2.02%

2.30%

Proposal 3:

To approve, subject to the provision of relief by the Securities and Exchange Commission, a “managers of managers” structure for the Fund that would allow the Advisor and the Fund to enter into and materially amend subadvisory agreements for the Fund without obtaining shareholder approval.

For

Against

Abstain

360,794

7,439

8,675

95.72%

1.97%

2.30%

Proposal 4:

To approve a change of the classification of the Fund from diversified to non-diversified.

For

Against

Abstain

360,965

7,046

8,896

98.77%

1.87%

2.36%

Proposal 5:

To approve the elimination of the fundamental investment policy on industry concentration.

For

Against

Abstain

361,059

6,972

8,896

95.79%

1.85%

2.36%

Technology Fund

Proposal 1:

To approve a new investment advisory agreement for the Fund with the Advisor.

For

Against

Abstain

189,131

2,881

9,468

93.87%

1.43%

4.70%

Proposal 2a:

To approve a new investment subadvisory agreement for the Fund with AlphaStream Capital Management, LLC

For

Against

Abstain

188,949

3,062

9,468

93.78%

1.52%

4.70%

Proposal 2b:

To approve a new investment subadvisory agreement for the Fund with Sage Capital Management, LLC

For

Against

Abstain

188,830

3,182

9,468

93.72%

1.68%

4.70%

Proposal 2c:

To approve a new investment subadvisory agreement for the Fund with Ten Asset Management

For

Against

Abstain

188,368

3,644

9,468

93.49%

1.81%

4.70%

Proposal 2d:

To approve a new investment subadvisory agreement for the Fund with TWIN Capital Management, Inc.

For

Against

Abstain

188,403

3,609

9,468

93.31%

1.79%

4.70%

Proposal 2e:

To approve a new investment subadvisory agreement for the Fund with Zacks Investment Management

For

Against

Abstain

188,522

3,489

9,468

93.66%

1.93%

4.70%

Proposal 3:

To approve, subject to the provision of relief by the Securities and Exchange Commission, a “managers of managers” structure for the Fund that would allow the Advisor and the Fund to enter into and materially amend subadvisory agreements for the Fund without obtaining shareholder approval.

For

Against

Abstain

188,669

3,343

9,468

93.64%

1.66%

4.70%

Proposal 4:

To approve a change of the classification of the Fund from diversified to non-diversified.

For

Against

Abstain

188,669

3,343

9,468

93.64%

1.66%

4.70%

Proposal 5:

To approve the elimination of the fundamental investment policy on industry concentration.

For

Against

Abstain

188,704

3,308

9,468

93.66%

1.64%

4.70%

On January 28, 2010, the Company held a Special Meeting of Shareholders for the All-Cap Growth Fund and the Small-Cap Growth Fund for the following purpose:  (i) to approve a new investment advisory agreement for each Fund with Van Wagoner Capital Management, Inc.

ALL-CAP GROWTH FUND

Proposal 1:  To approve a new investment advisory agreement between the Fund and Van Wagoner Capital Management, Inc.

For

Against

Abstain

262,305

39,139

32,131

78.63%

11.73%

9.63%

SMALL-CAP GROWTH FUND

Proposal 1:  To approve a new investment advisory agreement between the Fund and Van Wagoner Capital Management, Inc.

For

Against

Abstain

1,825,046

355,783

266,255

74.58%

14.54%

10.88%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

The Embarcadero Funds, Inc.

San Francisco, California

We have audited the accompanying statements of assets and liabilities of the Embarcadero All-Cap Growth Fund (since renamed Market Neutral Fund), Embarcadero Small-Cap Growth Fund (since renamed Absolute Return Fund), Absolute Return Fund (formerly Van Wagoner Post-Venture Fund and since renamed Absolute Return Fund II), Market Neutral Fund (formerly Van Wagoner Technology Fund and since renamed Market Neutral Fund II), and Embarcadero Alternative Strategies Fund, each a series of the Embarcadero Funds, Inc., including the schedules of investments as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.   The financial highlights for the one year in the period ended December 31, 2005 has been audited by other auditors, whose report dated February 10, 2006 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.   Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Embarcadero All-Cap Growth Fund (since renamed Market Neutral Fund), Embarcadero Small-Cap Growth Fund (since renamed Absolute Return Fund), Absolute Return Fund (formerly Van Wagoner Post-Venture Fund and since renamed Absolute Return Fund II), Market Neutral Fund (formerly Van Wagoner Technology Fund and since renamed Market Neutral Fund II), and Embarcadero Alternative Strategies Fund, as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 10, 2010

EMBARCADERO FUNDS  DIRECTORS AND OFFICERS

The individuals listed below serve as directors and offices of the Company.  Each director serves until his or her successor is duly elected or until he or she resigns.  Each of the directors oversees five funds.  The mailing address of the directors and officers is 3 Embarcadero Center, Suite 1120, San Francisco, CA  94111.

Additional information about the Company’s directors is available in the Statement of Additional Information and is available without charge, upon request, by calling 1-800-228-2121.

Independent Directors

Principal Occupation(s) During Past Five Years

Mary Avella Director Indefinite, until successor elected. Served as a Director since September 2008. Age: 44

Director, WTAS LLC, since 2008; Chief Financial Officer, Tano Capital, LLC, 2006 to 2008; West Coast Head of BISYS Alternative Investment Services, 2005 to 2006; Vice President and Global Head of Tax and Fund Structuring, HSBC Global Fund Services division, 2003 to 2004; Chief Financial Officer, Thomas Weisel Asset Management, 2002 to 2003.

Brian Dombkowski Director Indefinite, until successor elected. Served as a Director since September 2008. Age: 37

Chief Financial Officer and Chief Investment Officer, Sand Hill Advisors, LLC, 2010 to Present.  Co-Chief Investment Officer, Pacific Asset Partners, 2006 to 2010; Senior Portfolio Manager and Chief Investment Officer (starting in 2001) for Midcap product class, RCM Capital Management, 1995 to 2005.

Greg Linn Director Indefinite, until successor elected. Served as a Director since January 2007. Age: 52	Proprietor, Ambullneo Vineyards, a producer of fine wines, since 2001.
Edward C. Peterson Director Indefinite, until successor elected. Served as a Director since January 2007. Age: 54	Vice President, Peterson and Collins, Inc., a commercial, industrial and single-family housing construction company, since 1977.

Interested Directors

Principal Occupation(s) During Past Five Years

Jay Jacobs Interested Director Indefinite, until successor elected. Served as a Director since January 2008. Age: 50

President (since November 2008) and Interested Director of Embarcadero Funds, Inc. (since January 2008); Portfolio Manager of Embarcadero Alternative Strategies Fund, since November 2008; Control Person of Van Wagoner Capital Management, since October 2008; Chairman of the Board, Tailor Research; Founder and Former Portfolio Manager, Crossover Venture Partners (long/short equity hedge fund), July 2003 to December 2007; Founding Partner, Director of Sales and Director of Asset Management, Thomas Weisel Partners, October 1998 to June 2003.

Officers

Principal Occupation(s) During Past Five Years

Jay Jacobs President, Treasurer and Secretary Indefinite, until successor elected. Served as a Director since January 2008. Age: 50

President (since November 2008) and Interested Director of Embarcadero Funds, Inc. (since January 2008); Portfolio Manager of Embarcadero Alternative Strategies Fund, since November 2008; Control Person of Van Wagoner Capital Management, since October 2008; Chairman of the Board, Tailor Research; Founder and Former Portfolio Manager, Crossover Venture Partners (long/short equity hedge fund), July 2003 to December 2007; Founding Partner, Director of Sales and Director of Asset Management, Thomas Weisel Partners, October 1998 to June 2003.

David Jones Chief Compliance Officer Indefinite, until successor elected. Served as Chief Compliance Officer since April 2009. Age:	Managing Member with Drake Compliance LLC. Principal Attorney David Jones and Assoc. P.C.
Shelly Vezzali Assistant Secretary Indefinite, until successor elected. Served as Assistant Secretary since November 2008. Age: 37

Assistant Secretary (since November 2008) and Marketing Director of Embarcadero Funds, Inc. (since April 2008); Director of Marketing and Client Services, Crossover Venture Partners (long/short equity fund), January 2004 to December 2007; Asset Management Marketing Associate, Thomas Weisel Partners, October 1999 to March 2003.

EMBARCADERO FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2009 (UNAUDITED)

Proxy Voting Policy and Voting Record

The Adviser is responsible for exercising the voting rights associated with the securities held by the Alternative Strategies Fund. The Sub Advisers are responsible for exercising the voting rights associated with the securities held by the other Funds. A description of the policies and procedures used by the Adviser and Subadvisers in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC’s website at www.sec.gov.

In addition, each Fund’s complete proxy voting record for the 12 months ended June 30, 2009 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

Information Regarding the Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free 1-800-228-2121.

1-800-228-2121

                 This report is provided for the general information of the shareholders of the Embarcadero Funds. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees:

December 31, 2009

December 31, 2008

 $42,500

$45,500

Audit Related Fees:

December 31, 2009

December 31, 2008

$0

$0

Tax Fees:

December 31, 2009

December 31, 2008

$12,500

$12,500

All Other Fees:

December 31, 2009

December 31, 2008

$0

$0

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)       Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Embarcadero Funds, Inc.

By /s/Jay Jacobs

* Jay Jacobs

President and Chief Financial Officer

Date: March 11, 2010

*Print the name and title of each signing officer under his or her signature.